UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:                March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 028-06391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Philippe Laffont
Title:    Managing Member
Phone:    (212) 715-5100


Signature, Place and Date of Signing:


/s/Philippe Laffont               New York, NY                May 15, 2008
-----------------------     --------------------------    ----------------------
    [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $1,514,424
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------

1.         028-12788                 Coatue Offshore Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                           MARCH 31, 2008

                              TITLE OF                    VALUE     SHRS OR  SH/ PUT/  INVESTMENT       OTHR     VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)   PRN AMT  PRN CALL  DISCRETION       MGRS  SOLE      SHARED  NONE

AKAMAI TECHNOLOGIES INC       COM             00971T101   30,129   1,069,933 SH        Shared - Defined  1     1,069,933
APPLE INC                     COM             037833100  189,954   1,323,719 SH        Shared - Defined  1     1,323,719
ARIBA INC                     COM NEW         04033V203      460      47,653 SH        Shared - Defined  1        47,653
AU OPTRONICS CORP             SPONSORED ADR   002255107    8,595     500,000 SH        Shared - Defined  1       500,000
AUTHENTIDATE HLDG CORP        COM             052666104       42      94,564 SH        Shared - Defined  1        94,564
BAIDU COM  INC                SPON ADR REP A  056752108   77,322     322,673 SH        Shared - Defined  1       322,673
BANKRATE INC                  COM             06646V108   89,731   1,798,571 SH        Shared - Defined  1     1,798,571
BLUE NILE INC                 COM             09578R103   12,696     234,457 SH        Shared - Defined  1       234,457
BROADCOM CORP                 CL A            111320107    4,625     240,000 SH        Shared - Defined  1       240,000
CHENIERE ENERGY INC           COM NEW         16411R208    3,960     200,000 SH        Shared - Defined  1       200,000
CHINA DIGITAL TV HLDG CO LTD  SPONSORED ADR   16938G107    6,904     370,000 SH        Shared - Defined  1       370,000
CHINA TECHFAITH WIRLS COMM T  SPONSORED ADR   169424108    1,949     355,733 SH        Shared - Defined  1       355,733
COGENT INC                    COM             19239Y108      620      65,795 SH        Shared - Defined  1        65,795
COMTECH TELECOMMUNICATIONS C  COM NEW         205826209    1,727      44,287 SH        Shared - Defined  1        44,287
CREE INC                      COM             225447101   22,928     820,012 SH        Shared - Defined  1       820,012
CROWN CASTLE INTL CORP        COM             228227104    1,274      36,936 SH        Shared - Defined  1        36,936
FALCONSTOR SOFTWARE INC       COM             306137100    4,872     640,155 SH        Shared - Defined  1       640,155
FOCUS MEDIA HLDG LTD          SPONSORED ADR   34415V109   15,341     436,447 SH        Shared - Defined  1       436,447
FORMFACTOR INC                COM             346375108    2,086     109,215 SH        Shared - Defined  1       109,215
GARMIN LTD                    ORD             G37260109   17,553     325,000 SH        Shared - Defined  1       325,000
GOOGLE INC                    CL A            38259P508  153,290     348,014 SH        Shared - Defined  1       348,014
HOME INNS & HOTELS MGMT INC   SPON ADR        43713W107   28,813   1,463,340 SH        Shared - Defined  1     1,463,340
IDEARC INC                    COM             451663108      848     233,000 SH        Shared - Defined  1       233,000
IPASS INC                     COM             46261V108      709     234,898 SH        Shared - Defined  1       234,898
ISILON SYS INC                COM             46432L104    1,168     239,426 SH        Shared - Defined  1       239,426
KNOT INC                      COM             499184109    6,578     559,834 SH        Shared - Defined  1       559,834
LA Z BOY INC                  COM             505336107      907     108,809 SH        Shared - Defined  1       108,809
LAWSON SOFTWARE INC NEW       COM             52078P102   79,690  10,582,981 SH        Shared - Defined  1    10,582,981
LDK SOLAR CO LTD              SPONSORED ADR   50183L107    8,640     320,000 SH        Shared - Defined  1       320,000
LG DISPLAY CO LTD             SPONS ADR REP   50186V102   11,165     500,000 SH        Shared - Defined  1       500,000
MACROVISION CORP              COM             555904101   33,675   2,494,445 SH        Shared - Defined  1     2,494,445
MARCHEX INC                   CL B            56624R108   15,347   1,537,790 SH        Shared - Defined  1     1,537,790
MICREL INC                    COM             594793101    1,631     175,890 SH        Shared - Defined  1       175,890
NAVTEQ CORP                   COM             63936L100    2,110      31,030 SH        Shared - Defined  1        31,030
NETFLIX INC                   COM             64110L106   17,325     500,000 SH        Shared - Defined  1       500,000
NORTEL NETWORKS CORP NEW      COM NEW         656568508   20,636   3,084,600 SH        Shared - Defined  1     3,084,600
NUTRI SYS INC NEW             COM             67069D108      754      50,000 SH        Shared - Defined  1        50,000
O2MICRO INTERNATIONAL LTD     SPONS ADR       67107W100   11,579   1,497,964 SH        Shared - Defined  1     1,497,964
OMNIVISION TECHNOLOGIES INC   COM             682128103    8,310     494,042 SH        Shared - Defined  1       494,042
QUALCOMM INC                  COM             747525103  165,904   4,046,446 SH        Shared - Defined  1     4,046,446
R.H. DONNELLEY CORP           COM NEW         74955W307      926     183,000 SH        Shared - Defined  1       183,000
RAYMOND JAMES FINANCIAL INC   COM             754730109   22,980   1,000,000 SH        Shared - Defined  1     1,000,000
REALNETWORKS INC              COM             75605L104    2,485     433,729 SH        Shared - Defined  1       433,729
RESEARCH IN MOTION LTD        COM             760975102  180,598   1,609,181 SH        Shared - Defined  1     1,609,181
RF MICRODEVICES INC           COM             749941100    1,136     426,929 SH        Shared - Defined  1       426,929
SANDISK CORP                  COM             80004C101    8,818     390,685 SH        Shared - Defined  1       390,685
SECURE COMPUTING CORP         COM             813705100      327      50,735 SH        Shared - Defined  1        50,735
SELECT COMFORT CORP           COM             81616X103      565     156,811 SH        Shared - Defined  1       156,811
SIERRA WIRELESS INC           COM             826516106    9,132     572,536 SH        Shared - Defined  1       572,536
SIGMA DESIGNS INC             COM             826565103   31,061   1,370,135 SH        Shared - Defined  1     1,370,135
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR   82706C108   10,762     762,168 SH        Shared - Defined  1       762,168
SIRF TECHNOLOGY HLDGS INC     COM             82967H101    8,394   1,649,104 SH        Shared - Defined  1     1,649,104
SKILLSOFT PLC                 SPONSORED ADR   830928107    2,531     241,769 SH        Shared - Defined  1       241,769
SOHU COM INC                  COM             83408W103  135,171   2,995,138 SH        Shared - Defined  1     2,995,138
SUCCESSFACTORS INC            COM             864596101    1,473     150,952 SH        Shared - Defined  1       150,952
TECHTARGET INC                COM             87874R100   12,618     890,444 SH        Shared - Defined  1       890,444
THE9 LTD                      ADR             88337K104    4,960     241,951 SH        Shared - Defined  1       241,951
THQ INC                       COM NEW         872443403    1,482      67,966 SH        Shared - Defined  1        67,966
TRAVELZOO INC                 COM             89421Q106    6,421     581,628 SH        Shared - Defined  1       581,628
TRIDENT MICROSYSTEMS INC      COM             895919108      876     170,188 SH        Shared - Defined  1       170,188
UNDER ARMOUR INC              CL A            904311107    8,867     242,259 SH        Shared - Defined  1       242,259
UTSTARCOM INC                 COM             918076100      994     350,000 SH        Shared - Defined  1       350,000





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